Contributed surplus- Broker warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of broker warrants
Outstanding, beginning of year (price per share)	1,068,186	503,646
Granted		564,540
Expired	(503,646)
Outstanding, end of year	564,540	1,068,186
Weighted average exercise price
Outstanding, beginning of year (price per share)	$ 2.22	$ 2.00
Granted (price per share)		2.41
Expired (price per share)	2.00
Outstanding, end of year (price per share)	$ 2.41	$ 2.22